Legg Mason Wood Walker, Incorporated
100 Light Street, P.O. Box 17023
Baltimore, MD  21203-0356
410 o 539 o 0000




                                                                  August 5, 2005


Via Edgar


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Investors Trust, Inc.
                  1933 Act File No. 33-62174
                  1940 Act File No. 811-7692

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectus and Statement of Additional Information with respect Legg Mason American Leading Companies Trust, Legg Mason Balanced Trust, Legg Mason U.S. Small-Capitalization Value Trust and Legg Mason Financial Services Fund, each a series of Legg Mason Investors Trust, Inc., do not differ from those filed in Post-Effective Amendment No. 27, which was filed electronically on July 29, 2005.

                                                     Very truly yours,

                                                     /s/ Richard M. Wachterman

                                                     Richard M. Wachterman
                                                     Associate General Counsel

RMW:gjk